Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Income Taxes Details Narrative
Net operating loss carry forward	$ 322,008	$ 228,141
Valuation allowance	$ (112,703)	$ (79,849)
U.S federal statutory rate	(35.00%)
Valuation reserve	35.00%
Total sources and tax effects	0.00%
Expiry date	2030